Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Revenue [Line Items]
Sale of crude oil	$ 279,162	$ 145,193	$ 162,629
Sale of gas	50,960	47,477	47,061
Revenue	$ 330,122	$ 192,670	$ 209,690